STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company during the periods of three months ended March 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price
	Unaudited	Unaudited
Outstanding as of January 1, 2022	16,295,083	0.040
Granted	-	-
Forfeited or expired	-	-
Outstanding as of March 31, 2022	16,295,083	0.040
Exercisable as of March 31, 2022	2,138,525	0.053

Outstanding as of January 1, 2021	3,682,818	0.663
Granted	-	-
Forfeited or expired	(1,137,735)	0.003
Outstanding as of March 31, 2021	2,545,083	0.095
Exercisable as of March 31, 2021	254,508	0.095

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price
Exercisable as of December 31, 2020	3,682,818	0.663
Granted (A)	13,750,000	0.030
Forfeited or expired	(1,137,735)	0.003
Outstanding as of December 31, 2021	16,295,083	0.040
Exercisable as of December 31, 2021	1,323,771	0.061

	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2019	2,267,571	0.061
Granted (B)	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of December 31, 2020	3,682,818	0.663
Exercisable as of December 31, 2020	877,122	0.160